Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of derivative instruments assumptions
Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years